Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity

25. Equity

(a)
Share capital

The Company’s authorized share capital is comprised of an unlimited number of Common Shares with no par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series of preferred shares.

As of August 14, 2023, Mogo completed a share consolidation of the Company's issued and outstanding common shares (the "Share Consolidation") at a consolidation ratio of 3-for-1. All references to common shares, warrants, derivative warrant liabilities, stock options, and RSUs have been retrospectively adjusted to reflect the Share Consolidation.

As at December 31, 2024 there were 24,472,377 (December 31, 2023 – 24,515,909) Common Shares and no preferred shares issued and outstanding.

For the year ended December 31, 2024, the Company repurchased 44,741 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.67 per share, for a total repurchase cost of $104.

For the year ended December 31, 2023, the Company repurchased 474,353 Common Shares for cancellation under the share repurchase program at an average price of CAD $2.36 per share, for a total repurchase cost of $1,193.

(b)
Treasury share reserve

The treasury share reserve comprises the cost of the shares held by the Company. As at December 31, 2024, the Company held 190,706 Common Shares in reserve (December 31, 2023 – 190,706).

25. Equity (Continued from previous page)

(c)
Options

The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667. As a result of a business combination with Mogo Finance Technology Inc. completed on June 21, 2019, there were additional options issued, which were granted pursuant to the Company’s prior stock option plan (the “Prior Plan”). As at December 31, 2024, there are 15,000 of these options outstanding that do not contribute towards the maximum number of Common Shares reserved for issuance under the Plan as described above.

Each option entitles the holder to receive one Common Share upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years and options issued under the Prior Plan have a maximum contractual term of ten years.

A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2022	3,207	—	9.09	1,236	11.22
Options issued	1,362	1.80	2.41	—	—
Forfeited	(1,071)	9.02	9.07	—	—
Balance, December 31, 2023	3,498	—	5.56	1,499	8.18
Options issued	270	1.67	2.15	—	—
Exercised	(2)	8.83	2.12	—	—
Forfeited	(1,006)	8.26	7.05	—	—
Balance, December 31, 2024	2,760	—	2.69	1,543	3.06

The above noted options have expiry dates ranging from May 2025 to December 2032.

25. Equity (Continued from previous page)

(c)
Options (Continued from previous page)

With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2024	December 31, 2023
Risk-free interest rate	2.73 - 3.51%	3.02 - 4.30%
Expected life	5 years	5 years
Expected volatility in market price of shares	91 - 92%	90 - 91%
Expected dividend yield	0%	0%
Expected forfeiture rate	0% - 15%	0% - 15%

These options generally vest monthly over a four-year period after an initial one-year cliff.

Volatility of the above options if based on the Company's market share price over the last 5 years.

Total stock-based compensation costs related to options and RSUs for the year ended December 31, 2024 was $1,938 (December 31, 2023 – $2,457).

25. Equity (Continued from previous page)

(d) Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2022	663	13.80	625	14.40
Warrants issued	89	2.79	—	—
Warrants expired	(394)	6.09	(394)	6.09
Balance, December 31, 2023	358	20.53	280	25.46
Warrants issued	500	2.15	—	—
Warrants exercised	—	—	—	—
Warrants expired	(89)	51.15	(89)	51.15
Balance, December 31, 2024	769	5.02	402	7.59

The 768,630 warrants outstanding noted above have expiry dates ranging from June 2025 to August 2027 and do not include the stock warrants accounted for as a derivative financial liability.

The derivative financial liabilities are comprised of 1,018,519 USD stock warrants with an expiry date of June 2025 and a weighted average exercise price of $17.88. The stock warrants are classified as a liability under IFRS by the sole virtue of their exercise price being denominated in USD. As such, the warrants are subject to revaluation under the Black Scholes model at each reporting date, with gains and losses recognized to the consolidated statements of operations and comprehensive income (loss). The balance for the current period is nil (December 2023 - $34).

During the year ended December 31, 2021, the Company issued 190,961 warrants to purchase Common Shares with exercise prices ranging from USD $16.89 to USD $37.89 per warrant in connection with broker services rendered on offerings during the period. As at December 31, 2024, 101,852 of these warrants remain outstanding and exercisable.

On August 11, 2023, Mogo entered into an extended agreement with Postmedia Network Inc. (“Postmedia”) which is effective January 1, 2023. Under the extended agreement Mogo will receive discounted access to Postmedia’s network. As part of the extended agreement, the companies agreed to: (1) amend the exercise price of the 77,778 outstanding warrants of the Company held by Postmedia to $2.79 per share, each such warrant entitling Postmedia to acquire one Mogo share, and (2) extend the term of these warrants from January 25, 2023 to September 20, 2025. In addition, in 2023 Mogo issued an additional 89,000 warrants, each such new warrant entitling Postmedia to acquire one Mogo share at the same price as the amended warrants. On August 9, 2024 Mogo issued 500,000 warrants to Postmedia as part of the marketing collaboration agreement with an exercise price of $2.15 and an expiry date of August 9, 2027. Management determined that the fair value of the service received could not be estimated reliably and therefore measured their value based on the fair value of the equity instruments granted. The expense related to these warrants was determined using the Black Scholes model.